Large Company Growth Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 82.4%	Shares	Value
Communication Services - 11.8%
Alphabet, Inc. - Class A	8,240	$2,369,494
Alphabet, Inc. - Class C	41,775	11,983,577
Iridium Communications, Inc.	4,132	114,622
Meta Platforms, Inc. - Class A	14,652	8,382,849
Netflix, Inc. (a)	34,657	3,332,271
Reddit, Inc. - Class A (a)	3,300	444,345
Roku, Inc. (a)	8,862	838,522
Sea Ltd. - ADR (a)	16,077	1,331,336
Spotify Technology SA (a)	1,364	661,417
TKO Group Holdings, Inc.	1,636	329,899
		29,788,332

Consumer Discretionary - 10.0%
Amazon.com, Inc. (a)	59,108	12,310,423
Booking Holdings, Inc.	220	926,270
Carnival Corp.	6,290	162,785
Cava Group, Inc. (a)	5,065	409,758
Chipotle Mexican Grill, Inc. (a)	12,515	400,605
Deckers Outdoor Corp. (a)	345	34,531
Domino's Pizza, Inc.	1,535	550,743
Expedia Group, Inc.	641	148,000
Ferrari NV	1,264	427,801
Garmin Ltd.	1,361	315,766
H&R Block, Inc.	7,223	229,258
Home Depot, Inc.	3,231	1,062,644
Lululemon Athletica, Inc. (a)	309	47,308
MercadoLibre, Inc. (a)	445	769,414
On Holding AG - Class A (a)	2,949	100,325
Ralph Lauren Corp.	779	267,968
SharkNinja, Inc. (a)	4,384	464,266
Tapestry, Inc.	1,863	262,888
Tempur Sealy International, Inc.	1,293	95,578
Tesla, Inc. (a)	11,672	4,339,066
Texas Roadhouse, Inc.	2,155	355,877
TJX Cos., Inc.	6,588	1,052,104
Tractor Supply Co.	5,877	266,228
Travel + Leisure Co.	1,724	119,284
Viking Holdings Ltd. (a)	1,546	113,600
Wingstop, Inc.	818	126,765
		25,359,255

Consumer Staples - 1.5%
Celsius Holdings, Inc. (a)	12,437	441,265
Costco Wholesale Corp.	1,575	1,569,377
Monster Beverage Corp. (a)	17,217	1,247,544
Sysco Corp.	7,059	503,518
		3,761,704

Energy - 0.5%
Cameco Corp.	1,739	188,873
Cheniere Energy, Inc.	1,476	418,830
Phillips 66	3,761	685,179
		1,292,882

Financials - 4.2%
Ameriprise Financial, Inc.	1,400	622,160
Bank of America Corp.	4,185	204,019
Cboe Global Markets, Inc.	2,089	587,155
FactSet Research Systems, Inc.	821	178,149
Figure Technology Solutions, Inc. - Class A (a)	20,771	705,175
Hamilton Lane, Inc. - Class A	6,580	654,052
Lazard, Inc.	4,496	190,990
Mastercard, Inc. - Class A	94	46,968
Moody's Corp.	159	69,364
Morningstar, Inc.	6,486	1,096,458
NU Holdings Ltd. - Class A (a)	35,443	509,316
Popular, Inc.	4,595	616,511
Progressive Corp.	2,230	442,075
Robinhood Markets, Inc. - Class A (a)	4,550	315,315
Rocket Cos., Inc. - Class A (a)	50,335	717,274
S&P Global, Inc.	175	74,435
SLM Corp.	4,386	93,904
Toast, Inc. - Class A (a)	13,129	348,050
TPG, Inc.	2,548	103,219
Visa, Inc. - Class A	9,824	2,969,206
		10,543,795

Health Care - 8.2%
Abbott Laboratories	1,610	165,299
AbbVie, Inc.	6,833	1,486,109
Abivax SA - ADR (a)	3,589	399,635
Amgen, Inc.	633	222,721
Argenx SE - ADR (a)	260	189,865
Arrowhead Pharmaceuticals, Inc. (a)	11,286	707,632
AstraZeneca PLC	3,653	720,445
Biogen, Inc. (a)	2,760	505,991
Boston Scientific Corp. (a)	9,562	600,015
Bristol-Myers Squibb Co.	13,469	816,895
Cardinal Health, Inc.	2,827	597,373
Caris Life Sciences, Inc. (a)	15,022	268,593
Cogent Biosciences, Inc. (a)	1,798	69,205
Dexcom, Inc. (a)	6,304	395,891
Dianthus Therapeutics, Inc. (a)	5,200	436,384
Eli Lilly & Co.	4,426	4,070,902
Exelixis, Inc. (a)	22,048	945,639
Genmab AS - ADR (a)	7,044	188,991
Halozyme Therapeutics, Inc. (a)	1,464	94,618
HCA Healthcare, Inc.	785	371,493
IDEXX Laboratories, Inc. (a)	162	91,026
Incyte Corp. (a)	2,324	218,735
Inspire Medical Systems, Inc. (a)	1,024	52,818
Insulet Corp. (a)	159	33,365
Intuitive Surgical, Inc. (a)	3,570	1,645,734
McKesson Corp.	1,021	883,533
Mettler-Toledo International, Inc. (a)	424	534,749
Natera, Inc. (a)	5,692	1,138,343
Stryker Corp.	2,050	673,609
UnitedHealth Group, Inc.	1,213	328,226
Veeva Systems, Inc. - Class A (a)	4,269	749,893
Vertex Pharmaceuticals, Inc. (a)	2,094	935,055
Waters Corp. (a)	1,016	302,565
		20,841,347

Industrials - 4.2%
Broadridge Financial Solutions, Inc.	1,977	321,223
Caterpillar, Inc.	399	282,675
Cintas Corp.	3,080	520,951
Comfort Systems USA, Inc.	38	52,402
ExlService Holdings, Inc. (a)	10,319	314,213
GE Vernova, Inc.	2,020	1,763,258
General Electric Co.	3,806	1,080,029
HEICO Corp.	562	154,100
HEICO Corp. - Class A	6,373	1,345,277
Howmet Aerospace, Inc.	3,126	720,418
ITT, Inc.	1,268	241,592
Lockheed Martin Corp.	425	256,866
Lyft, Inc. - Class A (a)	10,539	140,169
Rockwell Automation, Inc.	199	71,417
Saia, Inc. (a)	1,439	505,492
StandardAero, Inc. (a)	6,356	164,175
Trane Technologies PLC	2,413	1,005,594
Trex Co., Inc. (a)	3,934	143,276
United Rentals, Inc.	551	401,437
Verisk Analytics, Inc.	4,638	880,060
Vertiv Holdings Co. - Class A	557	139,573
		10,504,197

Information Technology - 40.5% (b)
Adobe, Inc. (a)	926	225,092
Advanced Micro Devices, Inc. (a)	1,753	356,613
Amphenol Corp. - Class A	6,323	798,911
Apple, Inc.	59,438	15,084,770
Applied Materials, Inc.	2,420	827,132
AppLovin Corp. - Class A (a)	5,327	2,120,146
Arista Networks, Inc. (a)	5,147	631,949
ASML Holding NV	519	685,511
Astera Labs, Inc. (a)	10,821	1,185,982
Autodesk, Inc. (a)	426	101,984
Broadcom, Inc.	34,516	10,683,047
Cadence Design Systems, Inc. (a)	4,477	1,244,024
Datadog, Inc. - Class A (a)	319	37,658
Dell Technologies, Inc. - Class C	654	107,341
Intuit, Inc.	95	41,076
Itron, Inc. (a)	2,582	231,425
KLA Corp.	291	428,471
Lam Research Corp.	3,460	739,264
Manhattan Associates, Inc. (a)	2,104	280,085
Marvell Technology, Inc.	4,987	493,962
Microsoft Corp.	46,257	17,122,954
Mirion Technologies, Inc. (a)	4,971	92,411
MongoDB, Inc. (a)	1,503	367,889
Motorola Solutions, Inc.	798	346,308
Nebius Group NV (a)	38,244	3,968,197
NetApp, Inc.	2,837	290,480
NVIDIA Corp.	155,948	27,197,331
Okta, Inc. (a)	1,067	83,984
Oracle Corp.	3,199	470,605
Palantir Technologies, Inc. - Class A (a)	9,378	1,371,814
Pegasystems, Inc.	3,948	168,027
Procore Technologies, Inc. (a)	6,462	368,334
QUALCOMM, Inc.	2,753	354,531
QXO, Inc. (a)	115,245	2,238,058
ServiceNow, Inc. (a)	1,226	128,178
Shopify, Inc. - Class A (a)	5,426	643,632
Super Micro Computer, Inc. (a)	2,953	67,240
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	16,879	5,704,258
Teradata Corp. (a)	5,873	150,525
Texas Instruments, Inc.	6,474	1,256,862
Twilio, Inc. - Class A (a)	1,559	196,153
Western Digital Corp.	12,169	3,291,593
		102,183,807

Materials - 0.5%
Anglogold Ashanti PLC	3,341	325,280
DuPont de Nemours, Inc.	5,951	272,556
Sherwin-Williams Co.	2,095	671,552
Southern Copper Corp.	220	37,828
		1,307,216

Utilities - 1.0%
Constellation Energy Corp.	511	142,697
NRG Energy, Inc.	7,145	1,044,170
Talen Energy Corp. (a)	3,880	1,238,613
Vistra Corp.	683	102,675
		2,528,155
TOTAL COMMON STOCKS (Cost $115,027,123)		208,110,690

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%	Par	Value
Aspire Mortgage Trust, Series 2026-1, Class A1, 4.86%, 01/25/2066 (Callable 02/25/2029) (c)(d)	99,274	98,361
BBCMS Trust, Series 2021-C10, Class XA, 1.19%, 07/15/2054 (Callable 05/15/2031) (d)(e)	886,192	40,265
Benchmark Mortgage Trust
Series 2020-B19, Class XA, 1.66%, 09/15/2053 (Callable 10/15/2030) (d)(e)	826,219	34,818
Series 2021-B29, Class XA, 1.01%, 09/15/2054 (Callable 08/15/2031) (d)(e)	954,702	31,024
BX Trust
Series 2021-RISE, Class B, 5.04% (1 mo. Term SOFR + 1.36%), 11/15/2036, (1.25% Floor) (c)	84,533	84,480
Series 2024-KING, Class C, 5.61% (1 mo. Term SOFR + 1.94%), 05/15/2034, (1.94% Floor) (c)	177,661	177,661
Series 2024-XL4, Class B, 5.46% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor) (c)	79,918	79,968
Series 2025-GW, Class B, 5.52% (1 mo. Term SOFR + 1.85%), 07/15/2042, (1.85% Floor) (c)	150,000	149,906
Series 2025-ROIC, Class A, 4.82% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor) (c)	146,402	145,670
Series 2025-VOLT, Class A, 5.37% (1 mo. Term SOFR + 1.70%), 12/15/2044, (1.70% Floor) (c)	200,000	199,375
Series 2026-RISE, Class A, 4.97% (1 mo. Term SOFR + 1.30%), 04/15/2041, (1.30% Floor) (c)	150,000	150,000
Series 2026-XL6, Class A, 4.87% (1 mo. Term SOFR + 1.20%), 03/15/2043, (1.20% Floor) (c)	100,000	99,500
Series 2024-AIRC, Class B, 5.81% (1 mo. Term SOFR + 2.14%), 08/15/2041, (2.14% Floor) (c)	130,088	130,210
Chase Mortgage Finance Corp., Series 2025-9, Class A3, 5.50%, 06/25/2056 (Callable 02/25/2030) (c)(d)	82,234	81,858
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.58%, 09/15/2053 (Callable 08/15/2030) (d)(e)	546,597	22,682
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/2041 (c)(d)	100,000	99,552
DK Trust, Series 2024-SPBX, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor) (c)	150,000	149,953
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.11% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)	389,514	393,616
Series 5460, Class FH, 4.76% (30 day avg SOFR US + 1.10%), 10/25/2054, (1.10% Floor), (6.50% Cap)	201,009	200,809
Series 5472, Class FE, 5.01% (30 day avg SOFR US + 1.35%), 11/25/2054, (1.35% Floor), (6.50% Cap)	242,552	244,494
Series 5481, Class FA, 5.06% (30 day avg SOFR US + 1.40%), 12/25/2054, (1.40% Floor), (6.50% Cap)	118,131	119,008
Series 5483, Class FD, 4.96% (30 day avg SOFR US + 1.30%), 12/25/2054, (1.30% Floor), (6.50% Cap)	140,681	141,568
Series 5583, Class FA, 4.91% (30 day avg SOFR US + 1.25%), 10/25/2055, (1.25% Floor), (6.50% Cap)	175,582	176,760
Series K110, Class X1, 1.64%, 04/25/2030 (Callable 04/25/2030) (d)(e)	369,042	19,850
Series K118, Class X1, 0.95%, 09/25/2030 (Callable 06/25/2030) (d)(e)	975,279	33,770
Series K123, Class X1, 0.76%, 12/25/2030 (Callable 10/25/2030) (d)(e)	1,370,246	39,730
Series K151, Class X1, 0.34%, 04/25/2030 (Callable 02/25/2030) (d)(e)	2,318,194	27,822
Federal National Mortgage Association
Series 2024-100, Class FD, 5.11% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)	587,100	592,276
Series 2024-103, Class FM, 5.16% (30 day avg SOFR US + 1.50%), 01/25/2055, (1.50% Floor), (6.50% Cap)	120,704	121,896
Series 2024-22, Class FC, 4.96% (30 day avg SOFR US + 1.30%), 05/25/2054, (1.30% Floor), (6.50% Cap)	186,167	187,136
Series 2024-86, Class FA, 5.11% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	72,103	72,843
Series 2024-93, Class FL, 5.11% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	985,864	994,556
Government National Mortgage Association
Series 2025-89, Class FB, 5.12% (30 day avg SOFR US + 1.45%), 05/20/2055, (1.45% Floor), (6.50% Cap)	65,543	66,562
Series 2025-89, Class FG, 5.07% (30 day avg SOFR US + 1.40%), 05/20/2055, (1.40% Floor), (6.50% Cap)	131,807	133,649
Great Wolf Trust, Series 2024-WOLF, Class A, 5.21% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor) (c)	150,000	149,953
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 5.48%, 07/15/2029 (c)(d)	225,000	227,120
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 04/25/2026) (c)(d)	39,678	36,485
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 10/25/2029) (c)(d)	38,777	35,131
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 11/25/2029) (c)(d)	67,357	60,637
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 04/25/2026) (c)(d)	6,882	6,420
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 12/25/2030) (c)(d)	51,473	46,184
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 01/25/2031) (c)(d)	53,894	48,349
Series 2021-INV7, Class A3A, 2.50%, 02/25/2052 (Callable 05/25/2047) (c)(d)	256,288	230,991
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 06/25/2043) (c)(d)	154,608	133,603
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 11/25/2038) (c)(d)	62,473	61,231
KSL Commercial Mortgage Trust, Series 2025-MH, Class A, 5.27% (1 mo. Term SOFR + 1.59%), 12/15/2042, (1.59% Floor) (c)	275,000	274,227
Madison Avenue Trust, Series 2025-11MD, Class A, 4.44%, 10/15/2042 (c)(d)	250,000	247,447
PCY Trust, Series 2026-FCMT, Class A, 5.15%, 04/05/2041 (c)(d)	175,000	175,469
PMT Loan Trust, Series 2025-INV8, Class A2, 5.50%, 07/25/2056 (Callable 09/25/2032) (c)(d)	86,306	86,236
PRM5 Trust, Series 2025-PRM5, Class B, 4.44%, 03/10/2033 (c)(d)	125,000	124,068
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 01/25/2046) (c)(d)	100,000	62,724
Sequoia Mortgage Trust
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 12/25/2031) (c)(d)	3,839	3,601
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 01/25/2041) (c)(d)	200,000	147,256
Series 2025-1, Class A1, 6.00%, 01/25/2055 (Callable 04/25/2031) (c)(d)	68,065	68,520
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (c)	190,000	168,641
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.00%, 12/10/2034 (c)(d)	187,571	188,190
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 01/25/2035) (c)(d)(f)	74,458	65,088
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,233,255)		7,989,199

AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.0%	Shares	Value
Voya VACS Series EMHCD Fund (g)	188	1,956
Voya VACS Series HYB Fund (g)	114,538	1,164,854
Voya VACS Series SC Fund - Class SC (g)	625,217	6,502,253
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $7,853,346)		7,669,063

COLLATERALIZED LOAN OBLIGATIONS - 2.1%	Par	Value
Arbor Realty Trust, Inc., Series 2026-FL1, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 09/20/2043, (1.50% Floor) (Callable 09/20/2028) (c)	250,000	250,132
ARES CLO, Series 2022-65A, Class A1R, 4.79% (3 mo. Term SOFR + 1.12%), 07/25/2034, (1.12% Floor) (Callable 07/25/2026) (c)	250,000	249,757
Bain Capital Credit CLO, Series 2020-5A, Class ARR, 4.82% (3 mo. Term SOFR + 1.15%), 04/20/2034, (1.15% Floor) (Callable 04/20/2026) (c)	250,000	249,993
BrightSpire Capital, Inc., Series 2026-FL3, Class AS, 5.38% (1 mo. Term SOFR + 1.70%), 08/19/2043, (1.70% Floor) (Callable 09/19/2028) (c)	250,000	249,345
CBAM Ltd., Series 2017-1A, Class AR2, 5.06% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027) (c)	250,000	250,218
CIFC Funding Ltd.
Series 2022-1A, Class A, 4.99% (3 mo. Term SOFR + 1.32%), 04/17/2035, (1.32% Floor) (Callable 04/17/2026) (c)	250,000	250,068
Series 2022-4A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 07/16/2035, (1.09% Floor) (Callable 07/16/2026) (c)	250,000	249,728
Series 2023-2A, Class AR, 4.79% (3 mo. Term SOFR + 1.13%), 01/21/2037, (1.13% Floor) (Callable 04/21/2027) (c)	250,000	249,402
Empower CLO Ltd., Series 2025-1A, Class A, 4.98% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027) (c)	250,000	249,380
Galaxy CLO Ltd., Series 2016-22A, Class AR4, 4.68% (3 mo. Term SOFR + 1.02%), 04/16/2034, (1.02% Floor) (Callable 07/16/2026) (c)	300,000	299,657
GS REFT 2026-FL1 Issuer Ltd., Series 2026-FL1, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 04/19/2043, (1.50% Floor) (Callable 09/19/2028) (c)	150,000	150,140
ICG US CLO Ltd., Series 2014-1A, Class A1A3, 4.67% (3 mo. Term SOFR + 1.00%), 10/20/2034, (1.00% Floor) (Callable 10/20/2026) (c)	250,000	249,502
Invesco CLO Ltd., Series 2021-3A, Class A1R, 4.75% (3 mo. Term SOFR + 1.08%), 10/22/2034, (1.08% Floor) (Callable 07/22/2026) (c)	270,000	269,460
LCM LP, Series 39A, Class A1R2, 4.70% (3 mo. Term SOFR + 1.04%), 10/15/2034, (1.04% Floor) (Callable 01/15/2027) (c)	250,000	248,921
LoanCore, Series 2025-CRE9, Class A, 5.13% (1 mo. Term SOFR + 1.45%), 08/18/2042, (1.45% Floor) (Callable 05/15/2028) (c)	250,000	249,926
Magnetite CLO Ltd., Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034, (1.00% Floor) (Callable 07/15/2026) (c)	250,000	249,524
Neuberger Berman CLO Ltd., Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035, (1.09% Floor) (Callable 07/14/2026) (c)	250,000	249,756
OHA Credit Funding, Series 2019-4A, Class AR2, 4.96% (3 mo. Term SOFR + 1.29%), 01/22/2038, (1.29% Floor) (Callable 01/22/2027) (c)	500,000	498,613
OZLM Ltd., Series 2016-15A, Class A1R3, 4.72% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 04/20/2026) (c)	161,586	161,413
Starwood Property Trust, Inc., Series 2025-FL4, Class A, 5.13% (1 mo. Term SOFR + 1.45%), 11/19/2042, (1.45% Floor) (Callable 05/19/2028) (c)	250,000	249,860
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 4.93% (3 mo. Term SOFR + 1.28%), 10/13/2032, (1.02% Floor) (Callable 04/13/2026) (c)	97,591	97,595
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,229,177)		5,222,390

CORPORATE BONDS - 2.0%	Par	Value
Communication Services - 0.2%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	130,000	113,205
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	17,000	16,873
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)	20,000	19,185
3.38%, 04/15/2029 (Callable 04/11/2026)	15,000	14,546
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	139,000	121,342
4.78%, 02/15/2035 (Callable 11/15/2034)	60,000	58,037
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	60,000	55,921
		399,109

Consumer Discretionary - 0.1%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	87,000	77,665
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	90,000	84,800
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	60,000	59,537
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	124,000	122,571
		344,573

Consumer Staples - 0.1%
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	69,000	65,556
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	90,000	88,825
		154,381

Energy - 0.1%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	97,000	95,691
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	65,000	61,096
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	65,000	63,956
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	29,000	26,724
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	50,000	49,862
		297,329

Financials - 0.8%
Aviation Capital Group LLC, 5.13%, 04/10/2030 (Callable 03/10/2030) (c)	40,000	40,168
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	279,000	276,576
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	42,000	41,509
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,721
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	147,000	135,967
Bank of Nova Scotia, 2.70%, 08/03/2026	94,000	93,413
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028) (c)	94,000	87,928
2.50%, 01/10/2030 (Callable 10/10/2029) (c)	37,000	34,252
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	83,000	81,668
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)	85,000	86,116
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	188,988
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	142,000	140,037
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	44,000	43,441
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	26,000	24,739
4.45% to 12/05/2028 then 3 mo. Term SOFR + 1.59%, 12/05/2029 (Callable 12/05/2028)	15,000	14,998
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	17,000	14,964
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	62,000	56,036
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	65,000	64,901
Morgan Stanley
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	159,000	158,608
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	67,000	66,410
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	38,000	38,983
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	31,000	27,117
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035 (Callable 01/18/2034)	85,000	86,047
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	5,000	4,972
Royal Bank of Canada, 1.20%, 04/27/2026	70,000	69,842
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (c)	63,000	62,133
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	35,000	35,005
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	21,000	20,811
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	16,000	15,842
		2,026,192

Health Care - 0.2%
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	92,000	93,331
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	130,000	114,488
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	86,000	84,805
Royalty Pharma PLC
1.75%, 09/02/2027 (Callable 07/02/2027)	153,000	147,261
2.20%, 09/02/2030 (Callable 06/02/2030)	45,000	40,424
		480,309

Industrials - 0.0% (h)
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	123,000	114,480

Information Technology - 0.2% (b)
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	76,000	72,370
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	61,000	60,740
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	92,000	89,650
2.95%, 04/01/2030 (Callable 01/01/2030)	176,000	160,241
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	51,000	44,698
		427,699

Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	54,000	54,840
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	59,000	59,026
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	65,000	62,417
		176,283

Real Estate - 0.0% (h)
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	49,000	48,519
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	96,000	90,116
		138,635

Utilities - 0.2%
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	62,000	61,446
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	132,000	129,926
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	87,000	87,235
Sierra Pacific Power Co., 2.60%, 05/01/2026	106,000	105,865
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	57,000	57,593
		442,065
TOTAL CORPORATE BONDS (Cost $5,151,071)		5,001,055

ASSET-BACKED SECURITIES - 1.4%	Par	Value
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	50,592	49,846
Series 2016-1, 3.58%, 01/15/2028	2,193	2,162
Series 2016-2, 3.20%, 06/15/2028	24,549	23,876
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046 (c)	55,833	51,944
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 09/15/2027)	150,000	152,408
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 10/15/2027)	250,000	251,798
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 04/25/2026) (c)(d)	162,878	138,492
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (c)	82,267	76,128
Exeter Automobile Receivables Trust
Series 2025-4A, Class A3, 4.39%, 09/17/2029 (Callable 09/17/2029)	150,000	150,211
Series 2025-5A, Class A2, 4.38%, 06/15/2028 (Callable 06/15/2028)	142,524	142,652
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	156,710	135,184
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44%, 03/15/2029 (Callable 03/15/2029) (c)	150,000	150,378
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 07/15/2027)	150,000	152,615
Honda Auto Receivables Owner Trust, Series 2025-4, Class A2A, 4.04%, 06/15/2028 (Callable 06/15/2028)	200,000	199,868
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 04/25/2027) (c)	64,706	57,954
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 11/20/2037) (c)	124,556	103,577
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 08/20/2029) (c)	172,032	162,563
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032) (c)	34,336	29,073
Navient Student Loan Trust
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 05/15/2028) (c)	52,020	49,449
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 03/15/2029) (c)	31,937	29,511
Series 2021-DA, Class C, 3.48%, 04/15/2060 (Callable 05/15/2032) (c)	89,497	83,491
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 09/15/2033) (c)	121,325	122,977
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028) (c)	150,000	153,081
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 11/15/2027)	17,623	17,639
Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 04/15/2028)	100,000	100,447
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053 (c)	78,222	79,037
SoFi Consumer Loan Program Trust
Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 01/25/2028) (c)	100,000	100,601
Series 2025-4, Class B, 4.60%, 08/25/2035 (Callable 12/25/2028) (c)	200,000	199,498
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.11%, 04/20/2029 (Callable 09/20/2028) (c)	150,000	149,373
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027) (c)	147,772	129,539
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (c)	148,398	136,647
Westlake Automobile Receivables Trust, Series 2026-1A, Class A3, 4.01%, 07/16/2029 (Callable 07/16/2029) (c)	100,000	99,757
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 03/15/2028)	100,000	100,346
TOTAL ASSET-BACKED SECURITIES (Cost $3,670,345)		3,582,122

U.S. TREASURY SECURITIES - 0.4%	Par	Value
United States Treasury Note/Bond
4.13%, 06/15/2026	2,500	2,502
0.88%, 09/30/2026	91,000	89,710
1.50%, 01/31/2027	44,800	43,974
2.75%, 04/30/2027	2,000	1,979
3.75%, 04/30/2027	47,700	47,689
3.88%, 05/31/2027	150,300	150,406
4.63%, 06/15/2027	3,000	3,028
3.25%, 06/30/2027	2,400	2,383
3.38%, 09/15/2027	43,000	42,718
3.75%, 05/15/2028	5,500	5,493
3.88%, 07/15/2028	12,800	12,816
4.13%, 10/31/2029	79,000	79,645
4.00%, 06/30/2032	2,000	1,991
2.75%, 08/15/2032	19,000	17,575
4.13%, 11/15/2032	84,400	84,423
3.50%, 02/15/2033	178,900	172,121
4.25%, 05/15/2035	71,000	70,814
4.63%, 02/15/2055	70,000	66,790
TOTAL U.S. TREASURY SECURITIES (Cost $902,743)		896,057

REAL ESTATE INVESTMENT TRUSTS - 0.2%	Shares	Value
Real Estate - 0.2%
Welltower, Inc.	2,883	569,998
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $567,715)		569,998

RIGHTS - 0.0% (h)	Shares	Value
ABIOMED, Inc. (a)(i)	1,153	0
TOTAL RIGHTS (Cost $0)		0

TOTAL INVESTMENTS - 94.7% (Cost $146,634,775)		239,040,574
Money Market Deposit Account - 5.8% (j)		14,672,932
Liabilities in Excess of Other Assets - (0.5)%		(1,170,871)
TOTAL NET ASSETS - 100.0%		$252,542,635

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $11,844,006 or 4.7% of the Fund’s net assets.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(e)	Interest only security.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Affiliated security as defined by the Investment Company Act of 1940.
(h)	Represents less than 0.05% of net assets.
(i)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(j)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.49%.

Large Company Growth Portfolio
Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	5	06/18/2026	$555,234	$(9,229)
U.S. Treasury 5 Year Note	2	06/30/2026	216,360	125
				$(9,104)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(13)	06/18/2026	$1,475,703	$16,364
U.S. Treasury 2 Year Notes	(12)	06/30/2026	2,489,344	7,970
U.S. Treasury Long Bonds	(7)	06/18/2026	797,125	21,771
U.S. Treasury Ultra Bonds	(1)	06/18/2026	116,563	3,279
				$49,384
Net Unrealized Appreciation (Depreciation)		$ –	$–	$40,280

Large Company Growth Portfolio
Schedule of Credit Default Swap Contracts
Sell Protection
March 31, 2026 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount (b)	Value (c)	Upfront Payments(Receipts)	Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX NA HY Series 46	5.00%	Quarterly	06/20/2031	$940,000	$46,939	$37,079	$9,860
	0.000%				$46,939	$37,079	$9,860
* Centrally cleared swap.

Morgan Stanley is the counterparty for the swap.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Large Company Growth Portfolio
Schedule of Total Return Swap Contracts
March 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Growth Total Return Index	Goldman Sachs	Receive	EFFR + 0.70%	Termination	03/30/2027	$42,654,904	$(2,506,532)
Net Unrealized Appreciation (Depreciation)						0	(2,506,532)

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2026.

EFFR - Effective Federal Funds Rate was 3.64% as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Large Company Growth Portfolio (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$208,110,690	$–	$–		$208,110,690
Collateralized Mortgage Obligations	–	7,989,199	–		7,989,199
Affiliated Registered Investment Companies	7,669,063	–	–		7,669,063
Collateralized Loan Obligations	–	5,222,390	–		5,222,390
Corporate Bonds	–	5,001,055	–		5,001,055
Asset-Backed Securities	–	3,582,122	–		3,582,122
U.S. Treasury Securities	–	896,057	–		896,057
Real Estate Investment Trusts	569,998	–	–		569,998
Rights	–	–	0	(a)	0 (a)
Total Investments	$216,349,751	$22,690,823	$0		$239,040,574

Other Financial Instruments:
Futures Contracts *	$49,509	$–	$–		$49,509
Credit Default Swaps *	–	9,860	–		9,860
Total Other Financial Instruments	$49,509	$9,860	$–		$59,369

Liabilities:
Other Financial Instruments:
Total Return Swaps *	$–	$(2,506,532)	$–		$(2,506,532)
Futures Contracts *	(9,229)	–	–		(9,229)
Total Other Financial Instruments	$(9,229)	$(2,506,532)	$–		$(2,515,761)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.

Large Company Growth Portfolio - Transactions with Affiliates
	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2026	Shares as of March 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Voya VACS Series EMHCD Fund	$1,986	$21	$–	$–	$(51)	$1,956	188	$31	$–
Voya VACS Series HYB Fund	1,174,478	12,121	–	–	(21,745)	1,164,854	114,538	18,284	–
Voya VACS Series SC Fund	6,504,182	73,262	–	–	(75,191)	6,502,253	625,217	111,965	–
	$7,680,646	$85,404	$–	$–	$(96,987)	$7,669,063	739,943	$130,280	$–